N-2 - USD ($)				3 Months Ended
		Jan. 23, 2025	Jan. 15, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001261166
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Neuberger Berman Real Estate Securities Income Fund Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses

Sales Load (as a percentage of offering price)(1)	3.50%
Offering Expenses Borne by the Fund (as a percentage of offering price) (1)	1.26%
Distribution Reinvestment Plan Fees	None (2)
(1)	The Fund has agreed to pay the Dealer Manager for its financial structuring and solicitation services a fee (i.e., the sales load) equal to 3.50% of the aggregate Subscription Price for the shares of Common Stock issued pursuant to the Rights offering (including pursuant to the Over-Subscription Privilege). The Fund has also agreed to pay the Dealer Manager up to $150,000 as partial reimbursement for its reasonable out-of-pocket expenses incurred in connection with the offer. The Fund will also pay expenses relating to the printing or other production, mailing and delivery expenses incurred in connection with materials related to the offer, including all reasonable out-of-pocket fees and expenses, if any, incurred by the Dealer Manager, Selling Group Members (as defined below), Soliciting Dealers (as defined below) and other brokers, dealers and financial institutions in connection with their customary mailing and handling of materials related to the Rights offering to their customers. In addition, the Fund has agreed to pay a fee to each of the Subscription Agent and the Information Agent estimated to be $20,000 and $10,500, respectively, plus reimbursement for their out-of-pocket expenses related to the offer. Total offering expenses (not including the sales load) are estimated to be $650,000, which assumes that the Rights offering is fully subscribed. The fee paid to the Dealer Manager is reflected in the table under “Sales load” and the other fees and expenses described in this note are reflected in the table under “Offering Expenses.” The sales load and the offering expenses will be borne by the Fund and indirectly by all of the Fund’s Stockholders, including those who do not exercise their Rights, and will result in a reduction of the NAV of the shares of Common Stock. See “Plan of Distribution.”
(2)	The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by the Fund. However, you will pay brokerage charges if you direct the Plan Agent to sell your Common Stock held in a distribution reinvestment account. See “Distribution Reinvestment Plan” in the accompanying Prospectus.

Sales Load [Percent]	[1]	3.50%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Underwriters Compensation [Percent]	[1]	1.26%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to Common Stock
Annual Fund Expenses
Management Fees(3)	1.09%
Interest Payments on Borrowed Funds(4)	1.70%
Other Expenses(5)	0.21%
Total Annual Fund Operating Expenses	3.00%
(3)	The Adviser receives a management fee payable on a monthly basis at an annual rate of 0.60% of the Fund’s average daily Managed Assets for investment advisory services. In addition, the Adviser receives a fee payable on a monthly basis at an annual rate of 0.25% of the Fund’s average daily Managed Assets for administrative services. “Managed Assets” means the Fund’s total assets minus liabilities other than the aggregate indebtedness entered into for purposes of leverage. Consequently, since the Fund has leverage outstanding, the management fee and fee for administrative services as percentages of net assets attributable to Common Stock are higher than if the Fund did not utilize leverage.
(4)	“Interest Payments on Borrowed Funds” assumes the Fund adjusts its borrowings under the Credit Facility such that the aggregate principal balance of its borrowings under the Credit Facility is sufficient to maintain overall leverage at 21.2% of its Managed Assets, with an average annualized interest rate of 6.08%, which was the average annualized interest rate on the floating rate debt leverage outstanding, during the twelve-month period ended October 31, 2024.
(5)	“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances. Does not include the sales load or other expenses of the Fund incurred in connection with the Rights offering. However, these expenses will be borne by all holders of the Fund’s Common Stock, including those who do not exercise their Rights, and result in a reduction of the NAV of the shares of Common Stock.

Management Fees [Percent]	[3]	1.09%
Interest Expenses on Borrowings [Percent]	[4]	1.70%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.21%
Total Annual Expenses [Percent]		3.00%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses that you would pay on a $1,000 investment in the Common Stock, assuming (1) total annual expenses of 3.00% of net assets attributable to the Common Stock and (2) a 5% annual return. The example assumes that the estimated Total Annual Expenses set forth in the Annual Expenses table are accurate and that all distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

1 Year	3 Year	5 Year	10 Year
$30	$93	$158	$332

Expense Example, Year 01		$ 30
Expense Example, Years 1 to 3		93
Expense Example, Years 1 to 5		158
Expense Example, Years 1 to 10		$ 332
Purpose of Fee Table , Note [Text Block]

The purpose of the following table and the example below is to help you understand the fees and expenses that you, as an investor in the Fund through the exercise of Rights would bear directly or indirectly, assuming the Rights offering is fully subscribed and the Fund incurs the estimated offering expenses. The tables also reflect the use of leverage by the Fund through Credit Facility representing in the aggregate 21.2% of Managed Assets (consistent with the percentage of leverage in place as of October 31, 2024), and show Fund expenses as a percentage of net assets attributable to Common Stock. If less than all of the Rights are exercised and/or the Subscription Price is less than the estimated Subscription Price and as a result the net proceeds to the Fund are less, all other things being equal, the total annual expenses shown would increase.

Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances. Does not include the sales load or other expenses of the Fund incurred in connection with the Rights offering. However, these expenses will be borne by all holders of the Fund’s Common Stock, including those who do not exercise their Rights, and result in a reduction of the NAV of the shares of Common Stock.
Management Fee not based on Net Assets, Note [Text Block]		The Adviser receives a management fee payable on a monthly basis at an annual rate of 0.60% of the Fund’s average daily Managed Assets for investment advisory services. In addition, the Adviser receives a fee payable on a monthly basis at an annual rate of 0.25% of the Fund’s average daily Managed Assets for administrative services. “Managed Assets” means the Fund’s total assets minus liabilities other than the aggregate indebtedness entered into for purposes of leverage. Consequently, since the Fund has leverage outstanding, the management fee and fee for administrative services as percentages of net assets attributable to Common Stock are higher than if the Fund did not utilize leverage.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

PRICE RANGE OF SHARES OF COMMON STOCK

 The Fund’s Common Stock is publicly held and is listed and traded on the NYSE American under the symbol “NRO”. The following table sets forth for the fiscal quarters indicated the highest and lowest daily prices during the applicable quarter at the close of market on the NYSE American per share of Common Stock along with (i) the highest and lowest closing NAV per share and (ii) the highest and lowest premium or discount from NAV per share represented by such prices at the close of the market on the NYSE American.

	NYSE American Market Price(1)		Corresponding NAV per share on Date of NYSE American Market Price(1)		Corresponding Market Premium/ (Discount) to NAV per share on Date of NYSE American Market Price(1)
Quarter Ended(2)	High	Low	High	Low	High	Low
October 31, 2024	$4.14	$3.52	$4.08	$3.61	1.47%	-2.49%
July 31, 2024	$3.67	$3.08	$3.66	$3.27	0.27%	-5.81%
April 30, 2024	$3.45	$3.00	$3.53	$3.22	-2.27%	-6.83%
January 31, 2024	$3.45	$2.65	$3.52	$3.09	-1.99%	-14.24%
October 31, 2023	$3.16	$2.51	$3.50	$2.90	-9.70%	-13.45%
July 31, 2023	$3.17	$2.70	$3.54	$3.16	-10.45%	-14.56%
April 30, 2023	$3.77	$2.87	$4.01	$3.11	-5.99%	-7.72%
January 31, 2023	$3.64	$3.05	$3.67	$3.35	-0.82%	-8.96%

(1)	Source: Bloomberg
(2)	Data presented are with respect to a short period of time and are not indicative of future performance.

On January 15, 2025, the Fund’s NAV was $3.52 and the last reported sale price of a share of Common Stock on the NYSE American was $3.55, representing a premium to NAV of 0.85%. The Fund’s shares of Common Stock have historically traded at both a premium and discount to NAV.

Common Stock [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid	[6],[7]			$ 3.52	$ 3.08	$ 3.00	$ 2.65	$ 2.51	$ 2.70	$ 2.87	$ 3.05
Highest Price or Bid	[6],[7]			4.14	3.67	3.45	3.45	3.16	3.17	3.77	3.64
Lowest Price or Bid, NAV	[6],[7]			3.61	3.27	3.22	3.09	2.90	3.16	3.11	3.35
Highest Price or Bid, NAV	[6],[7]			$ 4.08	$ 3.66	$ 3.53	$ 3.52	$ 3.50	$ 3.54	$ 4.01	$ 3.67
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[6],[7]			1.47%	0.27%	(2.27%)	(1.99%)	(9.70%)	(10.45%)	(5.99%)	(0.82%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[6],[7]			(2.49%)	(5.81%)	(6.83%)	(14.24%)	(13.45%)	(14.56%)	(7.72%)	(8.96%)
Share Price			$ 3.55
NAV Per Share			$ 3.52
Latest Premium (Discount) to NAV [Percent]			0.85%

[1]	The Fund has agreed to pay the Dealer Manager for its financial structuring and solicitation services a fee (i.e., the sales load) equal to 3.50% of the aggregate Subscription Price for the shares of Common Stock issued pursuant to the Rights offering (including pursuant to the Over-Subscription Privilege). The Fund has also agreed to pay the Dealer Manager up to $150,000 as partial reimbursement for its reasonable out-of-pocket expenses incurred in connection with the offer. The Fund will also pay expenses relating to the printing or other production, mailing and delivery expenses incurred in connection with materials related to the offer, including all reasonable out-of-pocket fees and expenses, if any, incurred by the Dealer Manager, Selling Group Members (as defined below), Soliciting Dealers (as defined below) and other brokers, dealers and financial institutions in connection with their customary mailing and handling of materials related to the Rights offering to their customers. In addition, the Fund has agreed to pay a fee to each of the Subscription Agent and the Information Agent estimated to be $20,000 and $10,500, respectively, plus reimbursement for their out-of-pocket expenses related to the offer. Total offering expenses (not including the sales load) are estimated to be $650,000, which assumes that the Rights offering is fully subscribed. The fee paid to the Dealer Manager is reflected in the table under “Sales load” and the other fees and expenses described in this note are reflected in the table under “Offering Expenses.” The sales load and the offering expenses will be borne by the Fund and indirectly by all of the Fund’s Stockholders, including those who do not exercise their Rights, and will result in a reduction of the NAV of the shares of Common Stock. See “Plan of Distribution.”
[2]	The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by the Fund. However, you will pay brokerage charges if you direct the Plan Agent to sell your Common Stock held in a distribution reinvestment account. See “Distribution Reinvestment Plan” in the accompanying Prospectus.
[3]	The Adviser receives a management fee payable on a monthly basis at an annual rate of 0.60% of the Fund’s average daily Managed Assets for investment advisory services. In addition, the Adviser receives a fee payable on a monthly basis at an annual rate of 0.25% of the Fund’s average daily Managed Assets for administrative services. “Managed Assets” means the Fund’s total assets minus liabilities other than the aggregate indebtedness entered into for purposes of leverage. Consequently, since the Fund has leverage outstanding, the management fee and fee for administrative services as percentages of net assets attributable to Common Stock are higher than if the Fund did not utilize leverage.
[4]	“Interest Payments on Borrowed Funds” assumes the Fund adjusts its borrowings under the Credit Facility such that the aggregate principal balance of its borrowings under the Credit Facility is sufficient to maintain overall leverage at 21.2% of its Managed Assets, with an average annualized interest rate of 6.08%, which was the average annualized interest rate on the floating rate debt leverage outstanding, during the twelve-month period ended October 31, 2024.
[5]	“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances. Does not include the sales load or other expenses of the Fund incurred in connection with the Rights offering. However, these expenses will be borne by all holders of the Fund’s Common Stock, including those who do not exercise their Rights, and result in a reduction of the NAV of the shares of Common Stock.
[6]	Data presented are with respect to a short period of time and are not indicative of future performance.
[7]	Source: Bloomberg